Expense Example, No Redemption - Class ACS - DWS Multi-Asset Conservative Allocation Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 680
3 Years	930
5 Years	1,199
10 Years	1,966
Class C
Expense Example, No Redemption:
1 Year	187
3 Years	622
5 Years	1,084
10 Years	2,152
Class S
Expense Example, No Redemption:
1 Year	86
3 Years	296
5 Years	524
10 Years	$ 1,178